Financial Instruments - Schedule of Fair Value Assets and Liabilities Measured on Recurring Basis (Details) - Fair Value, Recurring [Member] - Fair Value, Inputs, Level 2 [Member] - USD ($)
$ in Thousands
	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Interest rate swaps	$ (36,183)	$ (15,019)
Bunker swaps	(8,755)	(2,850)
Bunker put options	207	0
Bunker call options	0	147
Total	$ (44,731)	$ (17,722)